10 Trade receivables	12 Months Ended
Dec. 31, 2020
Trade Receivables
Trade receivables
10	Trade receivables

(a)       Financial position balances

	December 31, 2020	December 31, 2019
Private sector:
General (i) and special customers (ii)	1,663,738	1,505,150
Agreements (iii)	398,367	378,341

	2,062,105	1,883,491
Government entities:
Municipal	473,201	472,666
Federal	3,859	2,805
Agreements (iii)	333,740	277,047

	810,800	752,518
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	3,582	3,278
São Caetano do Sul	18,808	9,871

Total wholesale customers – Municipal governments	22,390	13,149

Unbilled supply	713,310	745,884

Subtotal	3,608,605	3,395,042
Allowance for doubtful accounts	(1,157,619)	(1,042,015)

Total	2,450,986	2,353,027

Current	2,204,029	2,137,752
Noncurrent	246,957	215,275

	2,450,986	2,353,027

(i)	General customers - residential and small and mid-sized companies;

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);

(iii)	Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements;

(iv)	Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers.

Agreement with the municipality of Mauá

On June 16, 2020, the Company entered into a debt payment and receipt Consent Decree with the Municipality of Mauá (“Mauá”) and the Mauá Basic Sanitation (SAMA), aiming to settle SAMA’s existing debt upon the transfer of sanitation services to SABESP for 40 years.

On the same date, the São Paulo State, the Municipality of Mauá and SABESP signed the Public Utility Service Agreement to Provide Water Supply in the Municipality of Mauá, through which the São Paulo State and the Municipality of Mauá granted SABESP the right to provide services for 40 years.

As a result of the signature of the service provision agreement, the amounts due by Mauá and SAMA, of R$ 725,533 corresponding to receivables for the provision of water supply in the wholesale and R$ 85,918 to the compensation of assets due to the resumption of water supply and sewage services by the municipality in 1996, were given in exchange for the transfer of water supply services for a period of 40- years, the fair value of which being estimated at R$ 280,774. As a result of this transaction, the corresponding intangible asset was recognized against profit (loss) for the year at the fair value of the asset received, since the assets given in the exchange had not been recognized for not meeting the criteria for revenue recognition.

In view of the service transfer, the Company contributed R$ 2,500 to settle administrative costs arising from the end of SAMA’s activities, recorded in intangible assets, for being a necessary cost for acquisition of the concession, against current liabilities.

The contract provides for a quarterly transfer of four percent (4%) of the amount collected in the municipality by SABESP, less Cofins/Pasep, ARSESP’s Regulatory, Control and Oversight Fee (TRCF) and any charges levied on revenue, to be paid in up to 30 days after the publication of SABEP’s quarterly financial results. These transfers will start with the beginning of operations.

Credits in court, in the form of registered warrants, will be maintained as performance bond of the Consent Decree and will be reduced based on the term of the Contract.

The measurement of the fair value of the transaction with the municipality of Mauá was classified as level 3 fair value in its initial recognition, using the discounted cash flow technique considering the present value of such net cash flows expected from water supply services for a period of 40 years, taking into consideration the following main assumptions:

•	Average tariff and average volume of water and sewage by economy based on SAMA’s average consumption histogram, referring to the period between January and December 2018;

•	Indirect revenue based on historical data of the municipalities operated by SABESP in the Metropolitan Region of São Paulo;

•	Average unit cost of the Metropolitan Region of São Paulo with synergy, due to economies of scale and the use of existing structures at SABESP (administrative and operational);

•	Personnel costs – in the first two years, considering the payment of employees assigned by SAMA;

•	Costs and Investments in the integrated metropolitan supply system prorated based on the volume of water supplied to the municipality;

•	Exclusive investments by the municipality following the Municipal Sanitation Plan;

•	Additional investments to be made by the municipality and paid by SABESP, corresponding to 4% of net revenue as of the first year; and

•	Projected cash flow discount rate – 8.11% p.a. (WACC).

The Company initiated operations in the municipality of Mauá in November 2020.

(b)       The aging of trade receivables is as follows

	December 31, 2020	December 31, 2019

Current	1,793,104	1,762,606
Past-due:
Up to 30 days	340,760	330,488
From 31 to 60 days	177,103	164,913
From 61 to 90 days	120,488	86,765
From 91 to 120 days	88,323	58,971
From 121 to 180 days	113,060	81,003
From 181 to 360 days	82,365	33,206
Over 360 days	893,402	877,090
Total past-due	1,815,501	1,632,436
Total	3,608,605	3,395,042

The increase in the past-due balance was mainly due to the increase in defaults by private customers.

(c)       Allowance for doubtful accounts

	December 31, 2020	December 31, 2019	December 31, 2018

Balance at beginning of the year	1,042,015	1,099,442	1,067,973
Additions	176,776	54,064	61,315
Recoveries	(61,172)	(111,491)	(29,846)

Balance at the end of the year	1,157,619	1,042,015	1,099,442

Reconciliation of estimated/historical losses of income	December 31, 2020	December 31, 2019	December 31, 2018

Write-offs	(329,512)	(179,929)	(184,555)
(Losses)/reversal with state entities - related parties	290	(5,597)	1,294
(Losses) with private sector / government entities	(176,776)	(54,064)	(61,315)
(Losses)/reversal with wholesale customers	-	-	(29,458)
Recoveries	61,172	111,491	107,307

Amount recorded expense (Note 29)	(444,826)	(128,099)	(166,727)

Expenses with estimated losses increased from R$ 128,099 in 2019 to R$ 444,826 in 2020 due to the increase in the level of defaults due to the economic instability of the country worsened by COVID-19.

The Company does not have customers representing 10% or more of its total revenues.